Offerings - Offering: 1	Aug. 13, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit | $ / shares	32
Maximum Aggregate Offering Price	$ 736,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,681.6
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-269998, filed with the SEC on February 24, 2023 (the “Registration Statement”).